24 Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Contingencies Abstract
Schedule of claims with probable chance of loss and claims arising from business combinations with possible loss
24.1	Claims with probable chance of loss and contingent liabilities arising from business combinations

		2019	2018
Labor claims	(a)	315,437	177,751

Tax claims	(b)
Normal operations
IR and CSL		22,284	20,717
PIS and COFINS	(i)	196,356	156,796
ICMS		70,645	64,468
Other tax claims		18,475	23,237
		307,760	265,218

Business Combination
IR and CSL		3,581	1,500
PIS and COFINS	(ii)	63,291	59,739
ICMS - interstate purchases	(iii)	297,456	280,622
		364,328	341,861

Corporate claims	(c)	118,485	111,049

Civil claims and other		45,514	69,438

		1,151,524	965,317

(a)	Labor claims

The provision on December 31, 2019 is related to 604 labor claims, including occupational health and security cases (477 in 2018). The Management of Braskem, based on its assessment and of its external legal advisors, estimate that the term for the termination of these types of claims in Brazil exceeds five years. The estimates related to the outcome of proceedings and the possibility of future disbursement may change in view of new decisions in higher courts.

(b)	Tax claims

On December 31, 2019, the main claims are the following:

(i)	Non-cumulative PIS and COFINS

The Company is charged amounts arising from the compensation of Non-Cumulative PIS and COFINS tax credits that were not approved by the Federal Revenue Service of Brazil (“RFB”), mainly related to the following topics:

·	Offsetting Statements (“DCOMPs”), with credits in amounts that exceeded those declared in the respective Statement of Calculation of Social Contributions (“DACONs”);
·	freight expenses: not associated with sales operations and/or operations without proven association and contracted in the country, but concerning imported products;
·	credits arising from the acquisition of property, plant and equipment mostly related to acquired companies, whose documentation was not found;
·	taxation of taxable revenues incorrectly classified as tax exempt, subject to zero tax rate or not taxed.

On December 31, 2019, the balance of this provision was R$193,139 (R$154,673 in 2018).

The Management of Braskem, based on its assessment and of its external legal advisors, after considering the precedents on the matters at the Administrative Council of Tax Appeals (“CARF”), assessed that the disputes related to such matters have a probable likelihood of loss and estimated the conclusion of administrative procedures in 2022.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed at the administrative level.

(ii)	PIS and COFINS taxes

The Company is assessed for the payment of these taxes in many claims, such as:

·	Insufficient payment of COFINS for the period from March 1999 to December 2000, from February 2001 to March 2002, from May to July 2002 and September 2002 due to alleged calculation errors, and non-compliance with the widening the tax calculation base and increasing the contribution rate envisaged in Law 9,718/98;
·	Offset of the COFINS dues relating to September and October 1999 using the credit resulting from the addition of 1% to the COFINS rate;
·	Rejection of the offset of PIS and COFINS dues relating to the period from February to April 2002 using the PIS credits under Decree-Laws 2,445 and 2,449, calculated between June 1990 and October 1995, under the argument that the time period for using said credits had expired; and
·	Alleged non-taxation of revenue from foreign exchange variations, determined as a result of successive reductions in the capital of the associated company.

On December 31, 2019, the balance of this provision was R$63,291 (R$59,739 in 2018).

The Management of Braskem, based on its assessment and of its external legal advisors, assessed that the disputes related to the highlighted matters have a likelihood of loss greater than 50%, estimated the conclusion of administrative proceedings in 2023 and of court decisions in 2030.

Guarantees were offered for these claims in the form of bank guarantee and finished products, which, together, cover the amount of court claims.

(iii)	ICMS - interstate purchases

In 2009, the merged company Braskem Qpar was assessed by the Finance Department of the State of São Paulo for the payment, at the administrative level, of ICMS in view of allegedly committing the following violations:

·	Undue use of ICMS tax credits (i) in the amount of R$53,478, in the periods from February 2004 to August 2005, November 2005 to February 2006, and September 2006 to January 2008, due to the recording of credits indicated on the invoices for the sale of “acrylonitrile,” issued by Acrinor Acrilonitrila do Nordeste S/A; (ii) in the amount of R$1,581, in the period from December 2004 to August 2005, arising from the undue recording of credits on invoices for the sale of methyl acrylate, issued by Proquigel Química S/A; and (iii) in the amount of R$3,105, in the period from August 2004 to November 2005, arising from the undue recording of credits in invoices for the sale of methyl methacrylate, issued by Proquigel Química S/A, since the products were to be exported, and therefore were exempt from payment of ICMS tax;
·	The fine for the abovementioned tax offense corresponds to 100% of the principal value recorded, as per Article 527, item II, sub-item “j” jointly with paragraphs 1 and 10 of RICMS/SP;
·	Fine in the amount of 30% on R$480,389, which corresponds to the sum of the amounts indicated in tax documents whose outflow of goods was not identified by the tax authority, entered based on the provisions of Article 527, item IV, sub-item “b” jointly with paragraphs 1 and 10 of RICMS/SP; and
·	Fine due to lack of presentation of tax documents requested under a specific deficiency notice, as per Article 527, item IV, sub-item “j” jointly with paragraphs 8 and 10 of RICMS/SP.

Discussions in the administrative sphere were ended in 2015, with the Company proposing lawsuits. Due to the favorable injunctions granted to the Company: (i) in one of the claims, the São Paulo Treasury Department rectified the amount of the debt to apply interest for late payment and inflation adjustment limited to the SELIC basic interest rate, which resulted in the debt being reduced by 20% and (ii) in the other claim, the tax liability was suspended.

On December 31, 2019, the balance of this provision was R$297,456 (R$280,622 in 2018).

The Management of Braskem, based on its assessment and of its external legal advisors, have assessed that the disputes related to the highlighted matters have a likelihood of loss greater than 50% and estimated the conclusion of legal proceedings in 2025. These lawsuits are secured by a guarantee insurance.

(c)	Corporate claims

On December 31, 2019, the main claim is related to an ordinary collection claim combined with a request for damages for losses, requesting the payment of dividends and a share bonus arising from the class "A" preferred shares of the dissolved company Salgema Indústrias Químicas S.A.

Once the claims were granted, the amount effectively owed by Braskem began to be calculated. During this phase, the judge recognized that dividends and bonus related to the years prior to 1987 had become time-barred. However, the Alagoas State Court of Appeals reviewed the decision and considered that amounts related to such period also were owed by Braskem. Against the decision, Braskem filed a Special Appeal with the Superior Court of Justice (“STJ”), which was partially granted, so that the possibility that the statute of limitation will be recognized in a procedure of liquidation of the award will be submitted to the STJ. In April 2019, the case was distributed and held by the Judge-Rapporteur under advisement.

Schedule of changes in claims with probable chance of loss
(d)	Changes in claims with probable chance of loss

			Corporate	Civil claims
	Labor claims	Tax claims	claims	and other	Total

December 31, 2017	250,075	632,177	135,779	74,614	1,092,645

Additions, inflation adjustments and exchange variation	80,685	77,236	8,676	5,001	171,598
Payments	(70,553)	(40,768)	(31,680)	(173)	(143,174)
Reversals	(82,456)	(61,566)	(1,726)	(10,004)	(155,752)

December 31, 2018	177,751	607,079	111,049	69,438	965,317

Additions, inflation adjustments and exchange variation	322,102	98,618	7,436	11,465	439,621
Payments	(83,189)	(6,348)		(3,918)	(93,455)
Reversals	(101,227)	(27,261)		(31,471)	(159,959)

December 31, 2019	315,437	672,088	118,485	45,514	1,151,524

Schedule of claims with probable chance of loss
24.2	Claims with possible chance of loss

	Note	2019	2018

Civil claims - Alagoas	26	33,973,320
Civil claims - Other	(a)	769,126	691,636
Tax claims	(b)	6,199,283	7,125,071
Labor claims		642,229	860,061
Other lawsuits	(c)	546,743	643,982
Total		42,130,701	9,320,750